Nature of The Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Feb. 08, 2022	Mar. 31, 2022
Class of Stock [Line Items]
Stockholders Equity Reverse Stock Split	1-for-5.5041
Common Stock
Class of Stock [Line Items]
Net proceeds from initial public offering	$ 127.3
Cash paid for underwriting discounts and commissions and other offering expenses	$ 14.3
IPO | Common Stock
Class of Stock [Line Items]
Number of shares issued	9,487,500	9,487,500
Additional stock issued during period shares exercised by underwriters with option to purchase	1,237,500
Public offering price per share	$ 15
Net proceeds from initial public offering	$ 128.0
Cash paid for underwriting discounts and commissions and other offering expenses	$ 15.0